Stock Options	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock Options

On March 9, 2006, the Company filed a Form S-8 registration statement in connection with its newly adopted 2006 Stock Option Plan (the “2006 Plan”) allowing for the direct award of shares or granting of stock options to acquire up to a total of 2,000,000 common shares. On December 18, 2006, February 16, 2007, July 11, 2007, September 29, 2009, May 3, 2011 and March 1, 2012, the 2006 Plan was amended to increase the stock option pool by a total of 25,000,000 additional common shares.

The following is a continuity schedule of the Company's stock options, all of which vest on the grant date:

	Number	Weighted-Average
	of Options	Exercise Price ($)

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,845,000	0.27
Exercised	(510,000)	0.16
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, June 30, 2012	23,690,000	0.29
Granted	1,695,000	0.29
Exercised	(700,000)	0.15
Expired	(1,695,000)	0.15

Outstanding and exercisable, December 31, 2012	22,990,000	0.30

The following is a summary stock options outstanding as of December 31, 2012:

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,525,000	July 1, 2016
0.29	1,695,000	July 13, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017
0.23	180,000	May 23, 2017

0.30	22,990,000